VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities ("VIEs") [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying amounts of assets and liabilities in the consolidated balance sheets related to the VIEs described above as of December 31, 2017 and 2016:

Consolidated Balance Sheet as of December 31,	2017	2016
Investments in Affiliated Companies	$255,456	$261,403

Schedule of Variable Interest Entities Liability in Condensed Consolidated Balance Sheet to Maximum Exposure to Loss

The table below compares the Company’s liability in the consolidated balance sheet to the maximum exposure to loss at December 31, 2017:

	Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$255,456